Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 112,811,540.60
Total Fee Amount	15,579.29
Total Offset Amount	0.00
Net Fee	$ 15,579.29
Offering Table N/A
Offset Table N/A	N/A